FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                        March 29, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Massachusetts
            Municipal Trust (the trust):

            Fidelity Massachusetts
            Municipal Money Market Fund
            Spartan Massachusetts
            Municipal Money Market Fund
            Spartan Massachusetts
            Municipal Income Fund

            File Nos. 2-75537 and 811-3361

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,









        /s/Eric D. Roiter
        Eric D. Roiter
        Secretary